Investment Objectives and Goals	Mar. 31, 2026
Efficient Market Portfolio Plus ETF
Prospectus [Line Items]
Risk/Return [Heading]	EFFICIENT MARKET PORTFOLIO PLUS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Efficient Market Portfolio Plus ETF (the “Fund”) seeks capital appreciation.
Efficient Market Portfolio Long ETF
Prospectus [Line Items]
Risk/Return [Heading]	EFFICIENT MARKET PORTFOLIO LONG ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Efficient Market Portfolio Long ETF (the “Fund”) seeks capital appreciation.